Financial Instruments - Disclosure of Gains (Losses) Recognized During the Period on Financial Instruments (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Fair value gains on investments at FVPL recognized in finance income	R$ 110,363	R$ 94,174	R$ 27,982